TAXES OTHER THAN INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
TAXES OTHER THAN INCOME TAX
Schedule of taxes other than income tax

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Consumption tax (i)	192,907	201,901	202,671
City construction tax (ii)	18,274	18,237	16,247
Education surcharge	13,811	13,187	12,011
Resources tax	4,841	6,021	5,883
Others	5,459	7,152	5,723
	235,292	246,498	242,535

Note:

(i)	Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Effective from
January 13, 2015
Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20
(ii)	City construction tax is levied on an entity based on its total paid amount of value-added tax and consumption tax.

Schedule of detailed information of consumption tax

Effective from
January 13, 2015
Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20